UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

September 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

The Fund seeks maximum long-term capital growth through capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/22	9/30/22	Expense Ratio	4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$892.50	1.24%	$5.88
Class C	1,000.00	889.00	1.99%	9.42
Class R	1,000.00	891.10	1.49%	7.06
Institutional Class	1,000.00	893.50	0.99%	4.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.24%	$6.28
Class C	1,000.00	1,015.09	1.99%	10.05
Class R	1,000.00	1,017.60	1.49%	7.54
Institutional Class	1,000.00	1,020.10	0.99%	5.01

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations and top 10
equity holdings
Delaware Healthcare Fund	As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Common Stocks ◆	96.48%
Biotechnology*	30.57%
Blue Chip Medical Products*	41.72%
Healthcare Services	14.34%
Other	0.98%
Small- / Mid-Cap Medical Products	8.87%
Rights	0.00%
Short-Term Investments	3.50%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Biotechnology and Blue Chip Medical Products sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Biotechnology sector consisted of Biotechnology, Healthcare-Products, and Pharmaceuticals. As of September 30, 2022, such amounts, as a percentage of total net assets were 25.08%, 0.39%, and 5.10% respectively. The Blue Chip Medical Products sector consisted of Biotechnology, Cosmetics/Personal Care, Healthcare-Products, and Pharmaceuticals. As of September 30, 2022, such amounts, as a percentage of total net assets were 9.81%, 0.12%, 3.22%, and 28.57% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Biotechnology and Blue Chip Medical Products sector for financial reporting purposes may exceed 25%.

Security type / sector allocations and top 10 equity holdings
Delaware Healthcare Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Regeneron Pharmaceuticals	7.63%
UnitedHealth Group	7.46%
Amgen	6.85%
Eli Lilly & Co.	5.17%
Elevance Health	4.89%
AbbVie	3.74%
Pfizer	3.26%
Roche Holding	3.21%
Merck & Co.	3.13%
Intra-Cellular Therapies	2.58%

Schedule of investments
Delaware Healthcare Fund	September 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 96.48% ◆
Biotechnology – 30.57%
ACADIA Pharmaceuticals †	160,000	$2,617,600
Alkermes †	423,142	9,448,761
Allogene Therapeutics †	146,779	1,585,213
Alnylam Pharmaceuticals †	41,000	8,206,560
Amarin ADR †	190,000	207,100
AnaptysBio †	93,732	2,391,103
Arcus Biosciences †	379,100	9,917,256
Atea Pharmaceuticals †	70,000	398,300
Athenex †	70,000	18,858
BioMarin Pharmaceutical †	124,000	10,511,480
Cellectis ADR †	226,875	519,544
Clovis Oncology †	250,200	297,738
Cogent Biosciences †	230,000	3,431,600
Coherus Biosciences †	430,000	4,132,300
Compugen †	690,000	453,330
Day One Biopharmaceuticals †	110,000	2,203,300
Dynavax Technologies †	760,000	7,934,400
Exact Sciences †	96,353	3,130,509
Forma Therapeutics Holdings †	92,786	1,851,081
Fortress Biotech †	100,000	86,000
Galmed Pharmaceuticals †	306,010	94,863
Incyte †	80,000	5,331,200
Intellia Therapeutics †	20,000	1,119,200
Intercept Pharmaceuticals †	27,000	376,650
Karyopharm Therapeutics †	380,000	2,074,800
Landos Biopharma †	147,182	95,668
MacroGenics †	420,000	1,453,200
Madrigal Pharmaceuticals †	28,500	1,852,215
MEI Pharma †	600,000	231,960
Mersana Therapeutics †	150,000	1,014,000
Mirati Therapeutics †	60,000	4,190,400
MorphoSys †	300,000	5,965,402
Mustang Bio †	120,000	56,328
Myriad Genetics †	135,000	2,575,800
Nektar Therapeutics †	256,385	820,432
Neurocrine Biosciences †	110,000	11,683,100
NextCure †	150,000	412,500
ProQR Therapeutics †	620,000	461,280
Provention Bio †	70,000	315,000
Puma Biotechnology †	61,255	145,174
Regeneron Pharmaceuticals †	90,000	61,998,300

Schedule of investments
Delaware Healthcare Fund

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Biotechnology (continued)
REGENXBIO †	149,000	$3,938,070
Rigel Pharmaceuticals †	1,600,000	1,888,000
Rocket Pharmaceuticals †	58,000	925,680
Roivant Sciences †	338,181	1,088,943
Sangamo Therapeutics †	400,000	1,960,000
Sarepta Therapeutics †	13,000	1,437,020
Seagen †	80,000	10,946,400
Sio Gene Therapies †	64,171	17,968
Surface Oncology †	350,000	364,000
Syndax Pharmaceuticals †	180,000	4,325,400
Tarsus Pharmaceuticals †	172,908	2,960,185
Theravance Biopharma †	208,783	2,117,060
Ultragenyx Pharmaceutical †	70,000	2,898,700
uniQure †	706,166	13,247,674
United Therapeutics †	80,000	16,750,400
Vertex Pharmaceuticals †	25,000	7,238,500
Viking Therapeutics †	330,100	897,872
Voyager Therapeutics †	5,700	33,744
WaVe Life Sciences †	81,955	295,858
Xencor †	129,191	3,356,382
XOMA †	3,466	62,076
Yumanity Therapeutics =	750,000	0
		248,359,437
Blue Chip Medical Products – 41.72%
AbbVie	226,559	30,406,483
Amgen	246,964	55,665,686
AstraZeneca	131,243	14,427,475
Biogen †	45,000	12,015,000
Boston Scientific †	380,000	14,717,400
Chugai Pharmaceutical	700,000	17,488,158
Eli Lilly & Co.	130,000	42,035,500
Euroapi †	8,695	144,338
Gilead Sciences	195,000	12,029,550
GSK	250,736	3,621,307
Haleon †	313,421	977,236
Johnson & Johnson	100,000	16,336,000
Merck & Co.	295,000	25,405,400
Organon & Co.	29,500	690,300
Pfizer	604,600	26,457,296
Roche Holding	80,000	26,042,622
Sanofi	200,000	15,229,303

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Blue Chip Medical Products (continued)
Sanofi ADR	225,000	$8,554,500
Stryker	15,000	3,038,100
UCB	76,000	5,274,237
Zimmer Biomet Holdings	80,000	8,364,000
		338,919,891
Healthcare Services – 14.34%
Change Healthcare †	25,532	701,875
CVS Health	100,000	9,537,000
Elevance Health	87,500	39,746,000
Quest Diagnostics	48,000	5,889,120
UnitedHealth Group	120,000	60,604,800
		116,478,795
Other – 0.98%
Cia de Minas Buenaventura ADR	66,353	446,556
Fannie Mae †	1,300,000	675,740
Federal Home Loan Mortgage †	1,050,000	549,885
Sohu.com ADR †	390,722	6,278,902
		7,951,083
Small- / Mid-Cap Medical Products – 8.87%
Aerie Pharmaceuticals †	5,100	77,163
Halozyme Therapeutics †	230,000	9,094,200
Illumina †	100,000	19,079,000
InnoCare Pharma 144A #, †	17,000	17,123
Inspire Medical Systems †	30,000	5,321,100
Intra-Cellular Therapies †	450,000	20,938,500
Perrigo	210,000	7,488,600
Viatris	1,170,018	9,968,553
Zimvie †	8,000	78,960
		72,063,199
Total Common Stocks (cost $649,052,583)		783,772,405

Rights – 0.00%
Ambit Bioscience =	76,500	0
Total Rights (cost $0)		0

Schedule of investments
Delaware Healthcare Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 3.50%
Money Market Mutual Funds – 3.50%
BlackRock Liquidity FedFund – Institutional Shares
(seven-day effective yield 2.76%)	7,113,624	$7,113,624
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 2.74%)	7,113,625	7,113,625
Goldman Sachs Financial Square Government Fund –
Institutional Shares (seven-day effective yield 2.98%)	7,113,625	7,113,625
Morgan Stanley Institutional Liquidity Funds Government
Portfolio – Institutional Class (seven-day effective yield
2.80%)	7,113,625	7,113,625
Total Short-Term Investments (cost $28,454,499)		28,454,499
Total Value of Securities–99.98%
(cost $677,507,082)		$812,226,904

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $17,123, which represents 0.00% of the Fund's net assets. See Note 8 in “Notes to financial statements."

Summary of abbreviations:
ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Healthcare Fund	September 30, 2022 (Unaudited)

Assets:
Investments, at value*	$812,226,904
Foreign tax reclaims receivable	1,345,798
Receivable for fund shares sold	651,860
Dividends receivable	338,157
Other assets	7,050
Total Assets	814,569,769
Liabilities:
Due to custodian	91,009
Payable for fund shares redeemed	954,124
Investment management fees payable to affiliates	439,601
Other accrued expenses	383,356
Distribution fees payable to affiliates	271,691
Administration expenses payable to affiliates	37,439
Total Liabilities	2,177,220
Total Net Assets	$812,392,549

Net Assets Consist of:
Paid-in capital	$613,033,708
Total distributable earnings (loss)	199,358,841
Total Net Assets	$812,392,549

Statement of assets and liabilities
Delaware Healthcare Fund

Net Asset Value

Class A:
Net assets	$269,067,306
Shares of beneficial interest outstanding, unlimited authorization, no par	11,022,065
Net asset value per share	$24.41
Sales charge	5.75%
Offering price per share, equal to net asset value per share /
(1 - sales charge)	$25.90

Class C:
Net assets	$70,937,139
Shares of beneficial interest outstanding, unlimited authorization, no par	3,164,105
Net asset value per share	$22.42

Class R:
Net assets	$3,361,750
Shares of beneficial interest outstanding, unlimited authorization, no par	140,703
Net asset value per share	$23.89

Institutional Class:
Net assets	$469,026,354
Shares of beneficial interest outstanding, unlimited authorization, no par	19,017,407
Net asset value per share	$24.66
____________________
*Investments, at cost	$677,507,082

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Six months ended September 30, 2022 (Unaudited)

Investment Income:
Dividends	$8,103,251
Foreign tax withheld	(492,551)
7,610,700

Expenses:
Management fees	3,643,805
Distribution expenses — Class A	362,243
Distribution expenses — Class C	394,978
Distribution expenses — Class R	9,125
Dividend disbursing and transfer agent fees and expenses	476,250
Accounting and administration expenses	77,277
Reports and statements to shareholders expenses	52,543
Custodian fees	40,518
Registration fees	37,050
Legal fees	19,197
Trustees’ fees and expenses	18,884
Audit and tax fees	16,920
Other	50,097
5,198,887
Less expenses waived	(74,552)
Less expenses paid indirectly	(229)
Total operating expenses	5,124,106
Net Investment Income (Loss)	2,486,594

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,428,024)
Foreign currencies	(144,940)
Foreign currency exchange contracts	116,749
Net realized gain (loss)	(5,456,215)

Net change in unrealized appreciation (depreciation) on:
Investments	(96,869,357)
Foreign currencies	(94,533)
Net change in unrealized appreciation (depreciation)	(96,963,890)
Net Realized and Unrealized Gain (Loss)	(102,420,105)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(99,933,511)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Healthcare Fund

	Six months
	ended
	9/30/22	Year ended
	(Unaudited)	3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,486,594	$2,913,406
Net realized gain (loss)	(5,456,215)	123,186,427
Net change in unrealized appreciation (depreciation)	(96,963,890)	(80,697,844)
Net increase (decrease) in net assets resulting from
operations	(99,933,511)	45,401,989

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(16,759,306)
Class C	—	(5,329,804)
Class R	—	(231,131)
Institutional Class	—	(32,245,403)
	—	(54,565,644)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,762,537	32,758,898
Class C	1,957,735	3,939,559
Class R	511,857	744,943
Institutional Class	46,264,212	103,514,982

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	—	16,396,716
Class C	—	5,255,468
Class R	—	229,282
Institutional Class	—	29,874,548
	62,496,341	192,714,396

	Six months
	ended
	9/30/22	Year ended
	(Unaudited)	3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(23,490,611)	$(79,389,803)
Class C	(8,455,475)	(32,807,082)
Class R	(865,680)	(1,682,070)
Institutional Class	(62,994,047)	(270,277,103)
	(95,805,813)	(384,156,058)
Decrease in net assets derived from capital share
transactions	(33,309,472)	(191,441,662)
Net Decrease in Net Assets	(133,242,983)	(200,605,317)

Net Assets:
Beginning of period	945,635,532	1,146,240,849
End of period	$812,392,549	$945,635,532

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$27.35		$27.71	$22.75	$24.63	$22.63	$19.19

0.06		0.06	0.03	0.03	(0.03)	0.04
(3.00)		1.06	6.49	0.11	2.44	4.08
(2.94)		1.12	6.52	0.14	2.41	4.12

—		—	(0.06)	—	(0.15)	(0.68)
—		(1.48)	(1.50)	(2.02)	(0.26)	—
—		(1.48)	(1.56)	(2.02)	(0.41)	(0.68)

$24.41		$27.35	$27.71	$22.75	$24.63	$22.63

(10.75%	)[4]	4.44%	28.55%	(0.27% )	10.74%	21.56%

$269,067		$311,815	$344,531	$272,911	$319,993	$212,838
1.24%		1.24%	1.23%	1.27%	1.28%	1.31%
1.26%		1.24%	1.23%	1.27%	1.28%	1.31%
0.49%		0.20%	0.11%	0.13%	(0.10% )	0.18%
0.47%		0.20%	0.11%	0.13%	(0.10% )	0.18%
1%		1%	22%	24%	33%	28%

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived.
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$25.22		$25.86	$21.42	$23.47	$21.61	$18.36

(0.03)		(0.14)	(0.17)	(0.15)	(0.20)	(0.12)
(2.77)		0.98	6.11	0.12	2.33	3.90
(2.80)		0.84	5.94	(0.03)	2.13	3.78

—		—	—	—	(0.01)	(0.53)
—		(1.48)	(1.50)	(2.02)	(0.26)	—
—		(1.48)	(1.50)	(2.02)	(0.27)	(0.53)

$22.42		$25.22	$25.86	$21.42	$23.47	$21.61

(11.10%	)[4]	3.66%	27.62%	(1.02% )	9.91%	20.67%

$70,937		$86,748	$112,012	$99,376	$115,843	$76,033
1.99%		1.99%	1.98%	2.02%	2.03%	2.06%
2.01%		1.99%	1.98%	2.02%	2.03%	2.06%
(0.26%	)	(0.55% )	(0.64% )	(0.62% )	(0.85% )	(0.57% )
(0.28%	)	(0.55% )	(0.64% )	(0.62% )	(0.85% )	(0.57% )
1%		1%	22%	24%	33%	28%

Financial highlights
Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
$26.81		$27.26	$22.40	$24.34		$22.37	$18.98

0.03		(0.01)	(0.04)	(0.03)		(0.08)	(0.02)
(2.95)		1.04	6.40	0.11		2.40	4.04
(2.92)		1.03	6.36	0.08		2.32	4.02

—		—	—	—		(0.09)	(0.63)
—		(1.48)	(1.50)	(2.02)		(0.26)	—
—		(1.48)	(1.50)	(2.02)		(0.35)	(0.63)

$23.89		$26.81	$27.26	$22.40		$24.34	$22.37

(10.89%	)[4]	4.18%	28.30%	(0.52%	)	10.44%	21.26%

$3,362		$4,130	$4,867	$5,269		$7,080	$5,683
1.49%		1.49%	1.48%	1.52%		1.53%	1.56%
1.51%		1.49%	1.48%	1.52%		1.53%	1.56%
0.24%		(0.05% )	(0.14% )	(0.12%	)	(0.35% )	(0.07% )
0.22%		(0.05% )	(0.14% )	(0.12%	)	(0.35% )	(0.07% )
1%		1%	22%	24%		33%	28%

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$27.60		$27.93	$22.91	$24.75	$22.74	$19.28

0.10		0.13	0.10	0.09	0.04	0.09
(3.04)		1.06	6.55	0.12	2.43	4.10
(2.94)		1.19	6.65	0.21	2.47	4.19

—		(0.04)	(0.13)	(0.03)	(0.20)	(0.73)
—		(1.48)	(1.50)	(2.02)	(0.26)	—
—		(1.52)	(1.63)	(2.05)	(0.46)	(0.73)

$24.66		$27.60	$27.93	$22.91	$24.75	$22.74

(10.65%	)[4]	4.69%	28.91%	(0.01% )	10.98%	21.84%

$469,027		$542,943	$684,831	$518,093	$585,911	$282,585
0.99%		0.99%	0.98%	1.02%	1.03%	1.06%
1.01%		0.99%	0.98%	1.02%	1.03%	1.06%
0.74%		0.45%	0.36%	0.38%	0.14%	0.43%
0.72%		0.45%	0.36%	0.38%	0.14%	0.43%
1%		1%	22%	24%	33%	28%

Notes to financial statements
Delaware Healthcare Fund	September 30, 2022 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 11 series. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019–March 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in "Other" on the “Statement of operations.” During the six months ended September 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund's successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund's investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the "Statement of assets and liabilities" as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the "Schedule of investments."

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The

Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.96% of the Fund’s average daily net assets from July 29, 2022 through September 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, each of which is an affiliate of DMC (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis.

Notes to financial statements
Delaware Healthcare Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, the Fund paid $15,245 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; and 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2022, the Fund paid $188,092 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended September 30, 2022, the Fund paid $6,608 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2022, DDLP earned $28,650 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2022, DDLP received gross CDSC commissions of $21 and $622 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________
*	The aggregate contractual waiver period covering this report is from July 29, 2022 through July 29, 2023.

3. Investments

For the six months ended September 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$11,375,772
Sales	55,779,125

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$677,507,082
Aggregate unrealized appreciation of investments	$305,788,718
Aggregate unrealized depreciation of investments	(171,068,896)
Net unrealized appreciation of investments	$134,719,822

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's

Notes to financial statements
Delaware Healthcare Fund

3. Investments (continued)

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks
Biotechnology	$242,394,035	$5,965,402	$—	[1]	$248,359,437
Blue Chip Medical Products	256,692,451	82,227,440	—		338,919,891
Healthcare Services	116,478,795	—	—		116,478,795
Other	7,951,083	—	—		7,951,083
Small- / Mid-Cap Medical Products	72,046,076	17,123	—		72,063,199
Rights	—	—	—	[1]	—

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$28,454,499	$—	$ —	$28,454,499
Total Value of Securities	$724,016,939	$88,209,965	$ —	$812,226,904

[1]	The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/22	3/31/22
Shares sold:
Class A	531,550	1,171,832
Class C	81,852	151,719
Class R	19,985	27,220
Institutional Class	1,764,550	3,679,774
Shares issued upon reinvestment of dividends and distributions:
Class A	—	645,792
Class C	—	224,018
Class R	—	9,208
Institutional Class	—	1,166,975
	2,397,937	7,076,538

Notes to financial statements
Delaware Healthcare Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	9/30/22	3/31/22
Shares redeemed:
Class A	(908,407)	(2,850,892)
Class C	(357,811)	(1,267,922)
Class R	(33,340)	(60,935)
Institutional Class	(2,417,798)	(9,699,629)
	(3,717,356)	(13,879,378)
Net decrease	(1,319,419)	(6,802,840)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2022 and the year ended March 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
9/30/22	11,705	8,001	—	4,581	14,337	$372,199
Year ended
3/31/22	55,730	11,390	377	10,446	55,771	1,903,692

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of September 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2022.

During the six months ended September 30, 2022, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended September 30, 2022, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of operations.”

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended September 30, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$—	$144,970

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon

Notes to financial statements
Delaware Healthcare Fund

7. Securities Lending (continued)

(BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2022, the Fund had no securities out on loan.

8. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging

Notes to financial statements
Delaware Healthcare Fund

8. Credit and Market Risk (continued)

markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a non-diversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2022, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 30, 2023.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Delaware Healthcare Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Other Fund information (Unaudited)
Delaware Healthcare Fund

Board Consideration of Investment Management and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022
Delaware Healthcare Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Healthcare Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL” and together with MIMGL, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement, and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board noted the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committee throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds, regardless of asset size or primary channel of distribution. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was below the median of its Performance Universe. The Board noted that the Fund underperformed its benchmark index for the 1-, 3-, and 5-year periods. The Board also noted the

Other Fund information (Unaudited)
Delaware Healthcare Fund

Board Consideration of Investment Management and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022
Delaware Healthcare Fund (continued)

explanations from DMC concerning the reasons for the Fund’s relative underperformance versus its Performance Universe and benchmark for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above the median of its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers do not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex. The Board noted that, as of March 31, 2022, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Jerome D. Abernathy Managing Member Stonebrook Capital Management, LLC Thomas L. Bennett Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Chairman of the Board
Delaware Funds
by Macquarie
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware Small Cap Growth Fund

September 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

The Fund seeks long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/22	9/30/22	Expense Ratio	4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$672.90	1.30%	$5.45
Class C	1,000.00	670.30	2.05%	8.58
Class R	1,000.00	672.20	1.55%	6.50
Institutional Class	1,000.00	673.60	1.05%	4.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Class R	1,000.00	1,017.30	1.55%	7.84
Institutional Class	1,000.00	1,019.80	1.05%	5.32

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10
equity holdings
Delaware Small Cap Growth Fund	As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Common Stocks ◆	99.00%
Communication Services	2.15%
Consumer Discretionary	17.41%
Consumer Staples	10.87%
Financials	3.32%
Healthcare*	40.31%
Industrials	2.03%
Information Technology	22.91%
Short-Term Investments	0.50%
Total Value of Securities	99.50%
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Biotechnology, Commercial Services, Healthcare Products, Internet, and Pharmaceuticals. As of September 30, 2022, such amounts, as a percentage of total net assets were 3.87%, 6.22%, 22.68%, 3.72%, and 3.82%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Healthcare sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Inari Medical	6.35%
Progyny	6.22%
Shockwave Medical	5.94%
Inspire Medical Systems	5.55%
Sprout Social Class A	5.46%
Celsius Holdings	5.31%
Freshpet	4.70%
Shift4 Payments Class A	4.68%
CRISPR Therapeutics	3.87%
On Holding Class A	3.86%

3

Schedule of investments
Delaware Small Cap Growth Fund	September 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.00% ◆
Communication Services – 2.15%
PubMatic Class A †	164,957	$2,743,235
		2,743,235
Consumer Discretionary – 17.41%
Deckers Outdoor †	14,792	4,624,127
Dutch Bros Class A †	79,558	2,478,232
Five Below †	190	26,157
On Holding Class A †	305,886	4,909,471
Shake Shack Class A †	82,342	3,703,743
TopBuild †	10,522	1,733,815
Wingstop	24,450	3,066,519
YETI Holdings †	56,752	1,618,567
		22,160,631
Consumer Staples – 10.87%
Celsius Holdings †	74,606	6,765,272
Chefs' Warehouse †	37,427	1,084,260
Freshpet †	119,388	5,980,145
Simply Good Foods †	406	12,988
		13,842,665
Financials – 3.32%
Trupanion †	71,110	4,226,067
		4,226,067
Healthcare – 40.31%
CRISPR Therapeutics †	75,328	4,922,685
Figs Class A †	574,649	4,740,854
Inari Medical †	111,365	8,089,554
Inspire Medical Systems †	39,852	7,068,549
Novocure †	48,097	3,654,410
Pacira BioSciences †	91,461	4,864,811
Progyny †	213,588	7,915,571
Repligen †	13,395	2,506,338
Shockwave Medical †	27,178	7,557,387
		51,320,159
Industrials – 2.03%
AZEK †	41,118	683,381
SiteOne Landscape Supply †	18,220	1,897,431
		2,580,812

4

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Information Technology – 22.91%
Coherent †	25,202	$878,290
DoubleVerify Holdings †	154,255	4,218,874
Five9 †	42,670	3,199,396
Lattice Semiconductor †	92,481	4,550,990
nCino †	80,777	2,755,303
Rapid7 †	15,090	647,361
Shift4 Payments Class A †	133,543	5,957,353
Sprout Social Class A †	114,600	6,953,928
		29,161,495
Total Common Stocks (cost $159,188,735)		126,035,064

Short-Term Investments – 0.50%
Money Market Mutual Funds – 0.50%
BlackRock Liquidity FedFund – Institutional Shares
(seven-day effective yield 2.76%)	158,625	158,625
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 2.74%)	158,625	158,625
Goldman Sachs Financial Square Government Fund –
Institutional Shares (seven-day effective yield 2.98%)	158,625	158,625
Morgan Stanley Institutional Liquidity Funds Government
Portfolio – Institutional Class (seven-day effective yield
2.80%)	158,625	158,625
Total Short-Term Investments (cost $634,500)		634,500
Total Value of Securities–99.50%
(cost $159,823,235)		$126,669,564

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware Small Cap Growth Fund	September 30, 2022 (Unaudited)

Assets:
Investments, at value*	$126,669,564
Cash	42
Receivable for securities sold	2,588,545
Receivable for fund shares sold	170,929
Prepaid expenses	30,326
Dividends receivable	1,201
Other assets	1,460
Total Assets	129,462,067

Liabilities:
Payable for securities purchased	1,490,681
Payable for fund shares redeemed	438,497
Other accrued expenses	130,209
Investment management fees payable to affiliates	71,303
Distribution fees payable to affiliates	16,174
Administration expenses payable to affiliates	11,390
Total Liabilities	2,158,254
Total Net Assets	$127,303,813

Net Assets Consist of:
Paid-in capital	$219,282,817
Total distributable earnings (loss)	(91,979,004)
Total Net Assets	$127,303,813

6

Net Asset Value

Class A:
Net assets	$13,452,606
Shares of beneficial interest outstanding, unlimited authorization, no par	1,689,817
Net asset value per share	$7.96
Sales charge	5.75%
Offering price per share, equal to net asset value per share /
(1 - sales charge)	$8.45

Class C:
Net assets	$4,012,027
Shares of beneficial interest outstanding, unlimited authorization, no par	543,594
Net asset value per share	$7.38

Class R:
Net assets	$1,076,927
Shares of beneficial interest outstanding, unlimited authorization, no par	139,011
Net asset value per share	$7.75

Institutional Class:
Net assets	$108,762,253
Shares of beneficial interest outstanding, unlimited authorization, no par	13,376,448
Net asset value per share	$8.13
____________________
*Investments, at cost	$159,823,235

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Small Cap Growth Fund	Six months ended September 30, 2022 (Unaudited)

Investment Income:
Dividends	$11,010

Expenses:
Management fees	579,117
Distribution expenses – Class A	18,505
Distribution expenses – Class C	22,618
Distribution expenses – Class R	3,609
Dividend disbursing and transfer agent fees and expenses	143,755
Registration fees	39,141
Accounting and administration expenses	30,850
Reports and statements to shareholders expenses	19,799
Audit and tax fees	13,959
Custodian fees	4,551
Trustees’ fees and expenses	4,134
Legal fees	4,068
Other	15,719
899,825
Less expenses waived	(48,152)
Less expenses paid indirectly	(39)
Total operating expenses	851,634
Net Investment Income (Loss)	(840,624)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(38,956,561)
Net change in unrealized appreciation (depreciation) on investments	(28,770,620)
Net Realized and Unrealized Gain (Loss)	(67,727,181)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,567,805)

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Six months
	ended
	9/30/22	Year ended
	(Unaudited)	3/31/22
Decrease in Net Assets from Operations:
Net investment income (loss)	$(840,624)	$(2,203,444)
Net realized gain (loss)	(38,956,561)	(12,104,958)
Net change in unrealized appreciation (depreciation)	(28,770,620)	(36,699,506)
Net increase (decrease) in net assets resulting from
operations	(68,567,805)	(51,007,908)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(2,986,734)
Class C	—	(1,039,635)
Class R	—	(369,655)
Institutional Class	—	(20,410,617)
	—	(24,806,641)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,413,873	12,494,617
Class C	533,896	4,341,430
Class R	62,796	530,458
Institutional Class	45,956,871	235,257,135
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	—	2,986,091
Class C	—	1,039,635
Class R	—	369,655
Institutional Class	—	20,158,132
	49,967,436	277,177,153

9

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Six months
	ended
	9/30/22	Year ended
	(Unaudited)	3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,756,552)	$(13,044,029)
Class C	(658,367)	(3,704,262)
Class R	(225,833)	(951,382)
Institutional Class	(65,049,768)	(147,781,843)
	(68,690,520)	(165,481,516)
Increase (decrease) in net assets derived from capital
share transactions	(18,723,084)	111,695,637
Net Increase (Decrease) in Net Assets	(87,290,889)	35,881,088

Net Assets:
Beginning of period	214,594,702	178,713,614
End of period	$127,303,813	$214,594,702

See accompanying notes, which are an integral part of the financial statements.

10

Financial highlights
Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
$11.84		$17.63	$9.23		$10.39		$11.59		$9.22

(0.06)		(0.19)	(0.21)		(0.13)		(0.14)		(0.13)
(3.82)		(3.51)	11.79		(0.88)		2.33		3.22
(3.88)		(3.70)	11.58		(1.01)		2.19		3.09

—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)
—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)

$7.96		$11.84	$17.63		$9.23		$10.39		$11.59

(32.71%	)[4]	(22.58% )	128.96%	[4]	(9.93%	)[4]	22.47%	[4]	34.47%	[4]

$13,453		$19,180	$25,560		$2,053		$2,330		$432
1.30%		1.28%	1.30%		1.30%		1.30%		1.30%
1.36%		1.28%	1.31%		1.65%		2.68%		3.33%
(1.29%	)	(1.21% )	(1.21%	)	(1.26%	)	(1.19%	)	(1.20%	)
(1.35%	)	(1.21% )	(1.22%	)	(1.61%	)	(2.57%	)	(3.23%	)
52%		115%	118%		139%		158%		151%

13

Financial highlights
Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
$11.01		$16.68	$8.88		$10.08		$11.43		$9.17

(0.09)		(0.29)	(0.32)		(0.20)		(0.21)		(0.20)
(3.54)		(3.29)	11.30		(0.85)		2.25		3.18
(3.63)		(3.58)	10.98		(1.05)		2.04		2.98

—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)
—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)

$7.38		$11.01	$16.68		$8.88		$10.08		$11.43

(32.97%	)[4]	(23.18% )	127.18%	[4]	(10.64%	)[4]	21.42%	[4]	33.44%	[4]

$4,012		$6,155	$7,564		$773		$478		$61
2.05%		2.03%	2.05%		2.05%		2.05%		2.05%
2.11%		2.03%	2.06%		2.40%		3.43%		4.08%
(2.04%	)	(1.96% )	(1.96%	)	(2.01%	)	(1.94%	)	(1.95%	)
(2.10%	)	(1.96% )	(1.97%	)	(2.36%	)	(3.32%	)	(3.98%	)
52%		115%	118%		139%		158%		151%

15

Financial highlights
Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
$11.53		$17.28	$9.10		$10.27		$11.53		$9.20

(0.07)		(0.23)	(0.23)		(0.16)		(0.17)		(0.15)
(3.71)		(3.43)	11.59		(0.86)		2.30		3.20
(3.78)		(3.66)	11.36		(1.02)		2.13		3.05

—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)
—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)

$7.75		$11.53	$17.28		$9.10		$10.27		$11.53

(32.78%	)[4]	(22.82% )	128.36%	[4]	(10.15%	)[4]	22.05%	[4]	34.10%	[4]

$1,077		$1,851	$2,975		$1,120		$1,577		$8
1.55%		1.53%	1.55%		1.55%		1.55%		1.55%
1.61%		1.53%	1.56%		1.90%		2.93%		3.58%
(1.54%	)	(1.46% )	(1.46%	)	(1.51%	)	(1.44%	)	(1.45%	)
(1.60%	)	(1.46% )	(1.47%	)	(1.86%	)	(2.82%	)	(3.48%	)
52%		115%	118%		139%		158%		151%

17

Financial highlights
Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
9/30/22[1]		Year ended
(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
$12.07		$17.89	$9.33		$10.47		$11.64		$9.24

(0.05)		(0.15)	(0.15)		(0.11)		(0.11)		(0.10)
(3.89)		(3.58)	11.89		(0.88)		2.33		3.22
(3.94)		(3.73)	11.74		(0.99)		2.22		3.12

—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)
—		(2.09)	(3.18)		(0.15)		(3.39)		(0.72)

$8.13		$12.07	$17.89		$9.33		$10.47		$11.64

(32.64%	)[4]	(22.42% )	129.33%	[4]	(9.66%	)[4]	22.68%	[4]	34.73%	[4]

$108,762		$187,409	$142,615		$58,923		$8,931		$7,605
1.05%		1.03%	1.05%		1.05%		1.05%		1.05%
1.11%		1.03%	1.06%		1.40%		2.43%		3.08%
(1.04%	)	(0.96% )	(0.96%	)	(1.01%	)	(0.94%	)	(0.95%	)
(1.10%	)	(0.96% )	(0.97%	)	(1.36%	)	(2.32%	)	(2.98%	)
52%		115%	118%		139%		158%		151%

19

Notes to financial statements
Delaware Small Cap Growth Fund	September 30, 2022 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 11 series. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make

20

the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken or expected to be taken on the Fund's federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019–March 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations”

21

Notes to financial statements
Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund's average daily net assets from April 1, 2022 through September 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, each of which is an affiliate of DMC (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, the Fund paid $4,425 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next

22

$20 billion; and 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2022, the Fund paid $42,665 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended September 30, 2022, the Fund paid $1,558 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2022, DDLP earned $3,390 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2022, DDLP received gross CDSC commissions of $15 and $562 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from July 29, 2021 through July 29, 2023.

23

Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments

For the six months ended September 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$80,912,528
Sales	101,525,069

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$159,823,235
Aggregate unrealized appreciation of investments	$4,945,638
Aggregate unrealized depreciation of investments	(38,099,309)
Net unrealized depreciation of investments	$(33,153,671)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

24

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$126,035,064
Short-Term Investments	634,500
Total Value of Securities	$126,669,564

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended September 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/22	3/31/22
Shares sold:
Class A	381,535	782,299
Class C	63,858	289,557
Class R	7,318	35,512
Institutional Class	5,073,295	15,407,600

Shares issued upon reinvestment of dividends and distributions:
Class A	—	218,122
Class C	—	81,412
Class R	—	27,689
Institutional Class	—	1,443,992
	5,526,006	18,286,183

25

Notes to financial statements
Delaware Small Cap Growth Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	9/30/22	3/31/22
Shares redeemed:
Class A	(312,245)	(829,955)
Class C	(79,063)	(265,535)
Class R	(28,843)	(74,880)
Institutional Class	(7,220,234)	(9,299,932)
	(7,640,385)	(10,470,302)
Net increase (decrease)	(2,114,379)	7,815,881

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2022 and the year ended March 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
	Shares	Shares	Value
Six months ended
9/30/22	345	320	$3,176
Year ended
3/31/22	3,161	2,979	53,814

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of September 30, 2022, or at any time during the period then ended.

26

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized

27

Notes to financial statements
Delaware Small Cap Growth Fund

6. Securities Lending (continued)

by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2022, the Fund had no securities out on loan.

7. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under

28

Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2022, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 30, 2023.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

29

Other Fund information (Unaudited)
Delaware Small Cap Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

30

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022
Delaware Small Cap Growth Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Small Cap Growth Fund the (“Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL” and together with MIMGL, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Affiliated Sub-Advisers by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement, and the experience of the officers

31

Other Fund information (Unaudited)
Delaware Small Cap Growth Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022
Delaware Small Cap Growth Fund (continued)

and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie“), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board noted the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021.

32

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund's total return for the 1-year period was in the fourth quartile and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median and for the 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed for the 3- and 5-year period. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative short-term underperformance versus its Performance Universe and benchmark for the one-year period and its outperformance over longer periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

33

Other Fund information (Unaudited)
Delaware Small Cap Growth Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022
Delaware Small Cap Growth Fund (continued)

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of MIMGL’s and MFMHKL’s Sub-Advisory Agreements for an additional one-year period.

34

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Jerome D. Abernathy Managing Member Stonebrook Capital Management, LLC Thomas L. Bennett Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A.Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K.Whitford
Chairman of the Board
Delaware Funds
by Macquarie
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Semiannual report

US equity mutual fund

Delaware Smid Cap Growth Fund

September 30, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

The Fund seeks long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$670.80	1.13%	$4.73
Class C	1,000.00	668.60	1.88%	7.86
Class R	1,000.00	670.00	1.38%	5.78
Institutional Class	1,000.00	671.60	0.88%	3.69
Class R6	1,000.00	671.90	0.79%	3.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.13%	$5.72
Class C	1,000.00	1,015.64	1.88%	9.50
Class R	1,000.00	1,018.15	1.38%	6.98
Institutional Class	1,000.00	1,020.66	0.88%	4.46
Class R6	1,000.00	1,021.11	0.79%	4.00

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Common Stocks ◆	100.01%
Communication Services	4.79%
Consumer Discretionary	8.79%
Consumer Staples	8.28%
Financials	2.82%
Healthcare*	36.47%
Industrials	1.91%
Information Technology*	36.95%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

◆ Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Healthcare and Information Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Biotechnology, Commercial Services, Healthcare-Products, Healthcare-Services, Internet, and Pharmaceuticals. As of September 30, 2022, such amounts, as a percentage of total net assets were 2.72%, 6.73%, 17.98%, 0.97%, 3.66%, and 4.41%, respectively. The Information Technology sector consisted of Commercial Services, Computers, Energy-Alternate Sources, Semiconductors, Software, and Telecommunications. As of September 30, 2022, such amounts, as a percentage of total net assets were 4.38%, 3.35%, 2.24%, 9.42%, 14.45%, and 3.11%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Healthcare or Information Technology sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocations and top 10 equity holdings

Delaware Smid Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Progyny	6.73%
Inari Medical	6.28%
Shockwave Medical	5.98%
Inspire Medical Systems	5.72%
Sprout Social Class A	5.17%
Trade Desk Class A	4.79%
Freshpet	4.64%
Bill.com Holdings	4.42%
Shift4 Payments Class A	4.38%
On Holding Class A	4.19%

4

Schedule of investments

Delaware Smid Cap Growth Fund	September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 100.01% ◆
Communication Services – 4.79%
Trade Desk Class A †	1,421,586	$84,939,764
		84,939,764
Consumer Discretionary – 8.79%
Chewy Class A †	1,524,589	46,835,374
On Holding Class A †	4,636,483	74,415,552
TopBuild †	128,384	21,155,115
Ulta Beauty †	451	180,937
YETI Holdings †	465,598	13,278,855
		155,865,833
Consumer Staples – 8.28%
Celsius Holdings †	711,050	64,478,014
Freshpet †	1,644,977	82,396,898
		146,874,912
Financials – 2.82%
Trupanion †	841,572	50,014,624
		50,014,624
Healthcare – 36.47%
Acadia Healthcare †	220,402	17,231,028
CRISPR Therapeutics †	737,210	48,176,673
Dexcom †	211,510	17,035,015
Figs Class A †	7,871,224	64,937,598
Inari Medical †	1,533,691	111,407,314
Inspire Medical Systems †	571,616	101,387,530
Pacira BioSciences <<, †	1,151,246	61,234,775
Progyny †	3,221,344	119,383,009
Shockwave Medical †	381,609	106,114,015
		646,906,957
Industrials – 1.91%
SiteOne Landscape Supply †	185,372	19,304,640
Trex †	333,945	14,673,543
		33,978,183
Information Technology – 36.95%
Arista Networks †	489,242	55,230,529
Bill.com Holdings †	591,829	78,340,405
Cloudflare Class A †	950,362	52,564,522
Datadog Class A †	379,680	33,707,990
Enphase Energy †	143,463	39,806,679
EPAM Systems †	164,018	59,405,680

5

Schedule of investments

Delaware Smid Cap Growth Fund

	Number of shares	Value (US $)
Common Stocks ◆ (continued)
Information Technology (continued)
Lattice Semiconductor †	1,262,911	$62,147,850
Monolithic Power Systems	88,871	32,295,721
ON Semiconductor †	1,165,494	72,645,241
Shift4 Payments Class A †	1,741,768	77,700,271
Sprout Social Class A †	1,511,567	91,721,886
		655,566,774
Total Common Stocks (cost $2,341,496,172)		1,774,147,047
Total Value of Securities—100.01% (cost $2,341,496,172)		$1,774,147,047

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities

Delaware Smid Cap Growth Fund	September 30, 2022 (Unaudited)

Assets:
Investments, at value*	$1,774,147,047
Receivable for securities sold	23,549,539
Receivable for fund shares sold	3,801,857
Dividends receivable	84,131
Other assets	27,856
Total Assets	1,801,610,430
Liabilities:
Due to custodian	5,791,622
Payable for securities purchased	12,772,133
Payable for fund shares redeemed	6,732,862
Other accrued expenses	1,073,273
Investment management fees payable to affiliates	676,882
Distribution fees payable to affiliates	507,839
Administration expenses payable to affiliates	126,712
Total Liabilities	27,681,323
Total Net Assets	$1,773,929,107

Net Assets Consist of:
Paid-in capital	$2,573,105,898
Total distributable earnings (loss)	(799,176,791)
Total Net Assets	$1,773,929,107

7

Statement of assets and liabilities

Delaware Smid Cap Growth Fund

Net Asset Value

Class A:
Net assets	$752,091,164
Shares of beneficial interest outstanding, unlimited authorization, no par	44,740,794
Net asset value per share	$16.81
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$17.84

Class C:
Net assets	$52,592,776
Shares of beneficial interest outstanding, unlimited authorization, no par	2,684,532	**
Net asset value per share	$19.59	**

Class R:
Net assets	$8,670,038
Shares of beneficial interest outstanding, unlimited authorization, no par	609,419
Net asset value per share	$14.23

Institutional Class:
Net assets	$872,733,396
Shares of beneficial interest outstanding, unlimited authorization, no par	31,926,729
Net asset value per share	$27.34

Class R6:
Net assets	$87,841,733
Shares of beneficial interest outstanding, unlimited authorization, no par	3,196,825
Net asset value per share	$27.48

*Investments, at cost	$2,341,496,172

**On September 9, 2022, the class declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised to reflect the reverse stock split.

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations

Delaware Smid Cap Growth Fund	Six months ended September 30, 2022 (Unaudited)

Investment Income:
Dividends	$179,932

Expenses:
Management fees	7,267,678
Distribution expenses – Class A	1,097,643
Distribution expenses – Class C	321,921
Distribution expenses – Class R	24,430
Dividend disbursing and transfer agent fees and expenses	1,237,865
Accounting and administration expenses	179,293
Reports and statements to shareholders expenses	135,250
Legal fees	87,986
Custodian fees	85,247
Trustees’ fees and expenses	64,356
Registration fees	62,732
Audit and tax fees	17,764
Other	173,060
10,755,225
Less expenses paid indirectly	(657)
Total operating expenses	10,754,568
Net Investment Income (Loss)	(10,574,636)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(350,182,818)
Affiliated investments	(56,349,885)
Net realized gain (loss)	(406,532,703)

Net change in unrealized appreciation (depreciation) on:
Investments	(535,229,179)
Affiliated investments	(22,773,112)
Net change in unrealized appreciation (depreciation)	(558,002,291)
Net Realized and Unrealized Gain (Loss)	(964,534,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(975,109,630)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(10,574,636)	$(39,587,061)
Net realized gain (loss)	(406,532,703)	673,495,581
Net change in unrealized appreciation (depreciation)	(558,002,291)	(1,611,609,978)
Net increase (decrease) in net assets resulting from operations	(975,109,630)	(977,701,458)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(388,029,232)
Class C	—	(102,904,882)
Class R	—	(5,515,016)
Institutional Class	—	(425,430,118)
Class R6	—	(24,966,099)
	—	(946,845,347)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,412,667	126,050,746
Class C	2,302,586	30,632,274
Class R	1,159,654	7,935,252
Institutional Class	220,166,678	994,225,661
Class R6	25,101,185	85,769,968
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	379,171,004
Class C	—	101,391,167
Class R	—	5,511,563
Institutional Class	—	390,013,279
Class R6	—	24,568,483
	287,142,770	2,145,269,397

10

	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(103,450,657)	$(327,446,410)
Class C	(13,179,344)	(77,825,426)
Class R	(1,474,501)	(8,774,750)
Institutional Class	(433,410,359)	(1,770,386,297)
Class R6	(19,929,212)	(73,145,079)
	(571,444,073)	(2,257,577,962)
Decrease in net assets derived from capital share transactions	(284,301,303)	(112,308,565)
Net Decrease in Net Assets	(1,259,410,933)	(2,036,855,370)

Net Assets:
Beginning of period	3,033,340,040	5,070,195,410
End of period	$1,773,929,107	$3,033,340,040

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$25.06	$43.06	$21.93	$23.85	$22.83	$17.59

(0.11)	(0.37)	(0.38)	(0.26)	(0.20)	(0.20)
(8.14)	(7.51)	25.13	(0.58)	4.35	5.74
(8.25)	(7.88)	24.75	(0.84)	4.15	5.54

—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)
—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)

$16.81	$25.06	$43.06	$21.93	$23.85	$22.83

(32.92% )	(21.65% )	113.53%	(3.96% )	19.68%	31.68%

$752,091	$1,212,013	$1,773,669	$805,989	$901,171	$776,647
1.13%	1.04%	1.05%	1.10%	1.12%	1.17%
(1.12% )	(1.01% )	(1.01% )	(1.04% )	(0.82% )	(1.00% )
40%	81%	79%	113%	96%	101%

13

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 9/30/22[2]	Year ended[1]
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$29.30	$149.00	$88.10	$102.60	$115.50	$90.90

(0.21)	(1.40)	(2.50)	(1.90)	(1.80)	(1.80)
(9.50)	(17.10)	99.60	(1.80)	20.20	29.40
(9.71)	(18.50)	97.10	(3.70)	18.40	27.60

—	(101.20)	(36.20)	(10.80)	(31.30)	(3.00)
—	(101.20)	(36.20)	(10.80)	(31.30)	(3.00)

$19.59	$29.30	$149.00	$88.10	$102.60	$115.50

(33.14% )	(22.33% )	111.78%	(4.63% )	18.83%	30.71%

$52,593	$93,375	$173,533	$63,090	$56,065	$46,508
1.88%	1.79%	1.80%	1.85%	1.87%	1.92%
(1.87% )	(1.77% )	(1.76% )	(1.79% )	(1.57% )	(1.75% )
40%	81%	79%	113%	96%	101%

15

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$21.24	$38.27	$19.74	$21.62	$21.01	$16.25

(0.11)	(0.41)	(0.43)	(0.29)	(0.24)	(0.23)
(6.90)	(6.50)	22.58	(0.51)	3.98	5.29
(7.01)	(6.91)	22.15	(0.80)	3.74	5.06

—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)
—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)

$14.23	$21.24	$38.27	$19.74	$21.62	$21.01

(33.00% )	(21.84% )	112.94%	(4.18% )	19.42%	31.34%

$8,670	$13,230	$18,905	$8,477	$14,143	$13,068
1.38%	1.29%	1.30%	1.35%	1.37%	1.42%
(1.37% )	(1.27% )	(1.26% )	(1.29% )	(1.07% )	(1.25% )
40%	81%	79%	113%	96%	101%

17

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$40.71	$62.88	$31.14	$33.35	$30.69	$23.50

(0.13)	(0.43)	(0.43)	(0.28)	(0.19)	(0.20)
(13.24)	(11.62)	35.79	(0.85)	5.98	7.69
(13.37)	(12.05)	35.36	(1.13)	5.79	7.49

—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)
—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)

$27.34	$40.71	$62.88	$31.14	$33.35	$30.69

(32.84% )	(21.45% )	114.04%	(3.70% )	19.99%	32.01%

$872,733	$1,590,990	$2,959,703	$706,785	$585,344	$231,474
0.88%	0.79%	0.80%	0.85%	0.87%	0.92%
(0.87% )	(0.76% )	(0.76% )	(0.79% )	(0.57% )	(0.75% )
40%	81%	79%	113%	96%	101%

19

Financial highlights

Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$40.90	$63.08	$31.21	$33.40	$30.71	$23.50

(0.12)	(0.38)	(0.41)	(0.25)	(0.16)	(0.19)
(13.30)	(11.68)	35.90	(0.86)	5.98	7.70
(13.42)	(12.06)	35.49	(1.11)	5.82	7.51

—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)
—	(10.12)	(3.62)	(1.08)	(3.13)	(0.30)

$27.48	$40.90	$63.08	$31.21	$33.40	$30.71

(32.81% )	(21.39% )	114.20%	(3.63% )	20.08%	32.10%

$87,842	$123,731	$144,385	$17,446	$9,005	$1,186
0.79%	0.71%	0.73%	0.77%	0.80%	0.84%
(0.78% )	(0.69% )	(0.69% )	(0.71% )	(0.50% )	(0.67% )
40%	81%	79%	113%	96%	101%

21

Notes to financial statements

Delaware Smid Cap Growth Fund	September 30, 2022 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 11 series. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019–March 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

23

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, each of which is an affiliate of DMC (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, the Fund paid $34,799 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; and 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2022, the Fund paid $594,423 for these services. Pursuant to a sub-transfer agency agreement between DIFSC

24

and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended September 30, 2022, the Fund paid $23,285 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2022, DDLP earned $28,215 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2022, DDLP received gross CDSC commissions of $46,335 and $3,535 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended September 30, 2022 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are

25

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews a report related to the Fund’s compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended September 30, 2022, the Fund engaged in Rule 17a-7 securities sales of $15,384,785 which resulted in realized gain of $3,812,734. The Fund did not engage in Rule 17a-7 securities purchases for the six months ended September 30, 2022.

A summary of the transactions in affiliated companies during the six months ended September 30, 2022 as follows:

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities
Common Stock–14.18%
Pacira BioSciences†	$180,177,630	$—	$(72,966,544)	$12,867,227	$(45,880,307)
Quanterix†,(1)	71,276,842	—	(25,166,925)	(69,217,112)	23,107,195
	$251,454,472	$—	$(98,133,469)	$(56,349,885)	$(22,773,112)

	Value, end of period	Shares	Dividend Income	Capital gain distributions
Common Stock–14.18%
Pacira BioSciences†	$—	—	$—	$—
Quanterix†,(1)	—	—	—	—
	$—	—	$—	$—
(1)	Issuer is not an affiliated investment of the Fund at September 30, 2022.
†	Non-income producing security.

3. Investments

For the six months ended September 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$861,377,256
Sales	1,163,404,399

26

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,341,496,172
Aggregate unrealized appreciation of investments	$58,994,837
Aggregate unrealized depreciation of investments	(626,343,962)
Net unrealized depreciation of investments	$(567,349,125)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and

27

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments (continued)

industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$1,774,147,047

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the six months ended September 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	2,031,026	3,432,145
Class C	946,651	4,039,516
Class R	76,806	221,570
Institutional Class	7,287,062	18,132,394
Class R6	831,664	1,552,815
Shares issued upon reinvestment of dividends and distributions:
Class A	—	12,976,420
Class C	—	29,560,107
Class R	—	222,420
Institutional Class	—	8,224,658
Class R6	—	515,819
	11,173,209	78,877,864

Shares from reverse stock split:
Class C	(24,760,404)	—

28

	Six months ended 9/30/22	Year ended 3/31/22

Shares redeemed:
Class A	(5,645,307)	(9,242,186)
Class C	(5,352,492)	(13,394,575)
Class R	(90,268)	(315,120)
Institutional Class	(14,442,075)	(34,345,493)
Class R6	(659,876)	(1,332,637)
	(50,950,422)	(58,630,011)
Net increase (decrease)	(39,777,213)	20,247,853

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2022 and the year ended March 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
9/30/22	28,606	19,290	—	1,821	18,027	$547,194
Year ended
3/31/22	89,594	73,490	30	11,309	66,443	4,591,642

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of September 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY

29

Notes to financial statements

Delaware Smid Cap Growth Fund

6. Securities Lending (continued)

Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are

30

shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2022, the Fund had no securities out on loan.

7. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2022. The Fund’s REIT holdings are also

31

Notes to financial statements

Delaware Smid Cap Growth Fund

7. Credit and Market Risk (continued)

affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2022, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 30, 2023.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Fund’s financial statements.

32

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

33

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

Delaware Smid Cap Growth Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Smid Cap Growth Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”) Macquarie Funds Management Hong Kong Limited (“MFMHKL” and together with MIMGL, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement, and the experience of the officers

34

and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board noted the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for

35

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

Delaware Smid Cap Growth Fund (continued)

the 1-year period was below the median and for the 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed for the 3- and 5-year periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative short-term underperformance versus its Performance Universe and benchmark for the one-year period and its outperformance over longer periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

36

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex. The Board noted that, as of March 31, 2022, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of MIMGL’s and MFMHKL’s Sub-Advisory Agreements for an additional one-year period.

37

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Jerome D. Abernathy Managing Member Stonebrook Capital Management, LLC Thomas L. Bennett Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children’s Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Chairman of the Board
Delaware Funds by Macquarie
Former Vice Chairman
PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Senior Vice President and Treasurer Delaware Funds by Macquarie	Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

38

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 8, 2022